Employee compensation and benefits - Reconciliation of total incentive awards granted to income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Compensation And Benefits [Abstract]
Total incentive awards approved for the current year	$ 3,359	$ 3,495	$ 2,659
Less: deferred bonuses awarded, expected to be recognised in future periods	(343)	(379)	(239)
Total incentives awarded and recognised in the current year	3,016	3,116	2,420
Add: current year charges for deferred bonuses from previous years	239	270	286
Other	(22)	4	2
Income statement charge for incentive awards	$ 3,233	$ 3,390	$ 2,708